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              AMSOUTH VARIABLE ANNUITY PLUS (SERIES II AND IIR)
                          SEPARATE ACCOUNT TWO
                    HARTFORD LIFE INSURANCE COMPANY

                          FILE NO. 333-101944



       SUPPLEMENT DATED NOVEMBER 19, 2004 TO THE PROSPECTUS DATED
                            NOVEMBER 1, 2004

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          SUPPLEMENT DATED NOVEMBER 19, 2004 TO YOUR PROSPECTUS

The following disclosure is added under the sub-section "Other Information" under the Section "The Hartford's Principal First and The Hartford's Principal First Preferred":

"The Hartford's Principal First or The Hartford's Principal First Preferred may be elected when you purchase your Contract or anytime after your first Contract Anniversary."

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-5111